ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2015	2014
Voyage expenses	3,229	871
Ship operating expenses	6,496	1,112
Administrative expenses	1,207	1,162
Tax expenses	189	—
Interest expenses	6,757	1,045
	17,878	4,190